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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2003


Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Hanawalt Associates LLC
Address:    645 Madison Avenue, 6th Floor
            New York, New York  10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lawrence S. Pidgeon
Title:    Member - Hanawalt Associates LLC
Phone:    (212) 404-4651

Signature, Place, and Date of Signing:

/s/ Lawrence S. Pidgeon           New York, New York      February 12 , 2004
------------------------------    -------------------     ------------------
        [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0
                                          -------------

Form 13F Information Table Entry Total:        48
                                          -------------

Form 13F Information Table Value Total:     $ 144,592
                                          -------------
                                           (thousands)




List of Other Included Managers:

None

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

         13F Information Table for Hanawalt Associates, LLC (12/31/2003)


                           Column 1           Column 2     Column 3     Column 4    Column 5   Column 6   Column 7      Column 8
Name of Issuer                             Title of Class    Cusip      (x 1,000)    Shares   Discretion  Managers Sole Shared None
--------------                             --------------  ---------   ---------   --------   ----------  -------- ---- ------ ----
AMERICAN EAGLE OUTFITTERS INC (NEW)              COM       02553E106       813.4     49,600       x                  x
AUTOMATIC DATA PROCESSING INC CMN                COM       053015103       289.2      7,300       x                  x
AUTONATION, INC. CMN                             COM       05329W102     1,026.4     55,876       x                  x
AUTOZONE, INC.                                   COM       053332102     2,522.2     29,600       x                  x
BANK OF GRANITE CORP                             COM       062401104       737.1     33,859       x                  x
BANK ONE CORP (NEW) CMN                          COM       06423A103       683.9     15,000       x                  x
BANTA CORPORATION                                COM       066821109       352.4      8,700       x                  x
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A       CL A       084670108     3,707.0         44       x                  x
BHA GROUP HOLDINGS INC                           COM       055446108       301.8     12,000       x                  x
BLACK BOX CORP (DE)                              COM       091826107       552.7     12,000       x                  x
CAMPBELL SOUP CO CMN                             COM       134429109     6,740.2    251,500       x                  x
CEC ENTERTAINMENT INC                            COM       125137109     1,047.3     22,100       x                  x
CHOICE HOTELS INTL INC                           COM       169905106       370.1     10,500       x                  x
CNA FINCL.CORP.                                  COM       126117100     2,330.5     96,700       x                  x
COMMERCE BANCORP INC N.J. CMN                    COM       200519106     1,280.1     24,300       x                  x
CONSOLIDATED GRAPHICS INC                        COM       209341106     4,470.6    141,563       x                  x
CONVERGYS CORPORATION                            COM       212485106       277.6     15,900       x                  x
COSTCO WHOLESALE CORPORATION CMN                 COM       22160K105       386.7     10,400       x                  x
CVS CORPORATION (DEL)                            COM       126650100       624.9     17,300       x                  x
DEB SHOPS INC CMN                                COM       242728103     3,161.3    146,900       x                  x
DOVER CORPORATION                                COM       260003108     1,124.9     28,300       x                  x
DRESS BARN INC CMN                               COM       261570105       242.8     16,200       x                  x
EDWARDS A G INC CMN                              COM       281760108     1,003.6     27,700       x                  x
GOLDEN WEST FINANCIAL CORP CMN                   COM       381317106     1,274.7     12,353       x                  x
H.J.HEINZ CO. CMN                                COM       423074103     6,623.0    181,800       x                  x
HEALTH MANAGEMENT ASSOC. CL ACMN CLASS A        CL A       421933102     2,037.6     84,900       x                  x
IHOP CORP NEW                                    COM       449623107     5,225.6    135,800       x                  x
INTERACTIVE DATA CORPORATION CMN                 COM       45840J107       513.4     31,000       x                  x
INTL SPEEDWAY CORP-CL A CMN CLASS A             CL A       460335201     5,377.2    121,000       x                  x
JOURNAL REGISTER CO CMN                          COM       481138105       925.3     44,700       x                  x
KERZNER INTERNATIONAL LTD CMN                    COM       P6065Y107     2,563.6     65,800       x                  x
LIMITED BRANDS, INC. CMN                         COM       532716107     4,947.4    274,400       x                  x
MBIA INC CMN                                     COM       55262C100     5,548.4     93,676       x                  x
MERCHANTS BANCSHARES INC                         COM       588448100       353.2     11,600       x                  x
MERCURY GENERAL CORPORATION                      COM       589400100    42,633.6    915,867       x                  x
MET-PRO CORPORATION                              COM       590876306       551.7     34,266       x                  x
NEWELL RUBBERMAIND INC CMN                       COM       651229106       567.0     24,900       x                  x
PAPA JOHN'S INTERNATIONAL INC. CMN               COM       698813102    24,083.7    721,500       x                  x
PRE PAID LEGAL SERVICES INC                      COM       740065107       522.4     20,000       x                  x
STUDENT LOAN CORP                                COM       863902102       983.9      6,739       x                  x
THE YANKEE CANDLE CO, INC                        COM       984757104       273.3     10,000       x                  x
TJX COMPANIES INC (NEW)                          COM       872540109       926.1     42,000       x                  x
TRUSTMARK CORPORATION CMN                        COM       898402102       643.9     22,000       x                  x
UNIVERSAL HEALTH SVC CL B CMNCLASS B            CL B       913903100     1,278.5     23,800       x                  x
UTAH MEDICAL PRODS INC. CMN                      COM       917488108       724.1     27,700       x                  x
VALASSIS COMMUNICATIONS INC CMN                  COM       918866104       587.0     20,000       x                  x
WASTE MANAGEMENT INC                             COM       94106L109     1,027.1     34,700       x                  x
WEYCO GROUP INC                                  COM       962149100       353.3     10,500       x                  x

                                                                       144,591.7
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